Variable Interest Entity (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 43,144,049	$ 37,119,195
Restricted cash	422,832	220,109
Accounts receivable, net	44,962,926	34,410,597
Prepaid taxes	1,609,466	1,046,667
Inventories, net	1,069,698	671,251
Advances to suppliers, net	3,420,628	6,854,461
Prepaid expenses and other receivables, net	824,239	45,467
Total Current Assets	105,807,889	81,900,747
Non-current assets
Property, plant and equipment, net	2,103,947	2,477,912
Manufacturing rebate receivable		5,755,237
Intangible assets, net	205,971	664,033
Total Assets (Note 3 at VIE)	134,527,058	116,295,245
Current liabilities
Bank acceptance notes payable	0	1,753,109
Accounts payable	1,563,787	1,543,994
Customer deposits	3,580,622	3,183,088
Taxes payable	823,701	571,354
Due to related parties	1,847,421	2,019,087
Accrued liabilities and other payables	2,114,258	1,861,835
Total Current Liabilities	21,767,056	16,803,857
Non-current liabilities
Deferred tax liability	0	0
Total Liabilities	21,990,347	16,803,857
VIE
Current assets
Cash and cash equivalents		206,893
Restricted cash		220,109
Accounts receivable, net	$ 0	0
Prepaid taxes		1,045,027
Inventories, net		301,607
Advances to suppliers, net		333,010
Prepaid expenses and other receivables, net		37,104
Total Current Assets		2,143,750
Non-current assets
Property, plant and equipment, net		1,157,803
Manufacturing rebate receivable		5,755,237
Intangible assets, net		462,279
Total Assets (Note 3 at VIE)		9,519,069
Current liabilities
Bank acceptance notes payable		220,109
Accounts payable		1,207,623
Customer deposits		381,623
Taxes payable		369
Due to related parties		892,590
Accrued liabilities and other payables		350,928
Total Current Liabilities		3,053,242
Non-current liabilities
Total Liabilities		$ 3,053,242